Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	December 31, 2024	December 31, 2023
Intangible assets	$290,000	$150,000
Less: accumulated amortization	(27,500)	-
Total intangible assets, net	$262,500	$150,000

Schedule of Amortization of Intangible Assets	Amortization of intangible assets attributable to future periods as of December 31, 2024 is as follows:
2025	$36,250
2026	36,250
2027	36,250
2028	36,250
2029	36,250
Thereafter	81,250
Total	$262,500